Fair Value Measurements Fair Value Measurements (Fair Value Inputs, Liabilities, Quantitative Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Business Combination, Contingent Consideration, Liability	$ 100	$ 0	$ 0	$ 6,400
Fair Value Measurements, Valuation Techniques	Discounted cash flow
Weighted Average of Unobservable Input	20.00%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Range of Unobservable Inputs	5.00%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Range of Unobservable Inputs	80.00%